Parent Company Financials (Tables)	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet
	June 30, 2020	June 30, 2019
Cash	$315,735	$671,557
Long term investment in subsidiaries	2,970,453	4,500,480
Restricted cash / escrow	600,000	600,000
Total Assets	$3,886,188	$5,772,037

Accrued expenses and other payables	$3,752	$750
Total liabilities	3,752	750

Common stock	$20,944	$20,944
Additional paid-in capital	11,104,666	5,739,948
Accumulated other comprehensive income	170,207	-
Retained earnings (accumulated deficit)	(7,413,381)	10,395
Total Stockholders’ Equity	3,882,436	5,711,287

Total Liabilities and Stockholders’ Equity	$3,886,188	$5,772,037

Schedule of income statements
	For the Years Ended June 30,
	2020	2019
Revenue	$-	$-
Cost of goods sold	-	-
Gross profit	-	-

Selling expenses	-	-
General and administrative expenses	361,855	22,899
Total operating expenses	361,855	22,899

Other income (expenses):
Equity loss in subsidiaries	(1,504,430)	-
Other expense	(805)	(520)
Interest income	8,995	47,182
Total other (expenses) income	(1,496,240)	46,662

Income tax	5,158	-
Net income (loss)	$(1,863,253)	$23,764

Schedule of cash flow statements
	For the Years Ended
	June 30,
	2020	2019

CASH FLOW FROM OPERATIONG ACTIVITIES:
Net income (loss)	$(1,863,253)	$23,764
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Investment loss from subsidiaries	1,504,430	-

Changes in assets and liabilities:
Accrued expenses and other payables	3,001	-

Net cash provided by (used in) operating activities	(355,822)	23,764

Cash flows from investing activities:
Investment into subsidiary	-	(4,500,480)

Net cash used in investing activities	-	(4,500,480)

Cash flows from financing activities:
Proceeds from issuance of common stock	-	5,748,273
Increase in escrow	-	(600,000)

Net cash provided by financing activities	-	5,148,273

Net (decrease) increase in cash and restricted cash	(355,822)	671,557

Cash and restricted cash, beginning of period	1,271,557	-

Cash and restricted cash, end of period	$915,735	$671,557

Supplemental disclosures of cash flow information:
Cash paid for interest	$-	$-
Cash paid for income tax	$-	$-